Employee Benefit Plans (Schedule of Net Funded Status) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in plan assets
Fair value of plan assets at beginning of year	$ 13,070
Fair value of plan assets at end of year	12,132	$ 13,070
JVB Plan [Member]
Change in projected benefit obligation (PBO)
PBO at beginning of year	15,554	16,332
Interest cost	521	621	$ 666
Change in assumptions	(1,208)	1,141
Actuarial (gain) loss	(244)	136
Group annuity purchase		(1,974)
Settlement payments	(1,485)
Benefits paid	(583)	(702)
PBO at end of year	12,555	15,554	16,332
Change in plan assets
Fair value of plan assets at beginning of year	13,117	13,117
Actual return on plan assets, net of expenses	(217)	1,953
Employer contribution	1,350
Group annuity purchase		(1,974)
Benefits paid	(583)	(702)
Fair value of plan assets at end of year	12,182	13,117	$ 13,117
Funded status, included in other (liabilities) assets	(373)	(2,437)
Unrecognized actual loss	(884)	(3,081)
Accumulated benefit obligation	$ 12,555	$ 15,554